Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares
Convertible Redeemable Preferred Shares

14. Convertible Redeemable Preferred Shares

a.The following table summarizes the issuances of convertible redeemable preferred shares as of December 31, 2018.

		Issuance price
		per share
Name	Issuance date	RMB	Number of shares
Series A‑1 preferred shares	November 2011	0.01	62,273,127
Series A‑2 preferred shares	June 2012	0.06	81,008,717
Series B‑1 preferred shares	September 2015	1.24	200,241,529
Series B‑2 preferred shares	May 2016	3.21	11,674,379
Series B‑3 preferred shares	September 2015	1.24	12,141,515
Series B‑3 preferred shares	November 2016	3.12	7,220,212
Series B‑4 preferred shares	March 2016	3.21	7,004,073
Series B‑4 preferred shares	December 2016	3.21	2,334,688
Series C‑1 preferred shares	October 2017 to January 2018	1.53	164,876,000

b.In March 2019, 10,027,455 Series A-1 preferred shares held by one of the holders of Series A-1 preferred shares were re-designated to Series B-3 preferred shares, which were then transferred to a new investor for a total amount of RMB 27,140,000. The Group did not receive any proceeds from this transaction.

The Group considered that such re-designation, in substance, was the same as a repurchase and cancellation of the Series A-1 preferred shares and simultaneously an issuance of the Series B-3 preferred shares. Therefore the Group recorded 1) difference between the fair value of the Series A-1 preferred shares and the carrying amount of the Series A-1 preferred shares against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted; and 2) difference between the fair value of the Series A-1 preferred shares and the fair value of the Series B-3 preferred shares as deemed distribution to preferred shareholders.

c.In April 2019, 17,215,818 and 11,643,239 ordinary shares held by the Founder who is also an employee of the Company, were re-designated to Series B-3 and Series B-4 preferred shares, respectively, which were then transferred to certain new investors for a total amount of RMB 30,896,752 and RMB 36,756,000, respectively. The Group did not receive any proceeds from this transaction.

The Group considered that such re-designation, in substance, was the same as a repurchase and cancellation of the ordinary shares and simultaneously an issuance of the preferred shares. Therefore the Company recorded 1) difference between the fair value and the par value of the ordinary shares, amounted to RMB 29,956,000 and RMB 20,261,000 for the re-designation of ordinary shares into Series B-3 and Series B-4 preferred shares, respectively, against additional paid-in capital or by increasing accumulated deficit once additional paid-in capital has been exhausted; and 2) difference between the fair value of the preferred shares and the fair value of the ordinary shares, amounted to RMB 11,230,000 and RMB 15,554,000 for the re-designation of ordinary shares into Series B-3 and Series B-4 preferred shares, respectively, as share-based compensation expenses in the Company’s consolidated statements of comprehensive income/(loss).

d.To compensate the preferred shareholders for the dilution of their interests due to the adoption of the 2016 Incentive Plan set forth in Note 16, (i) in August 2019, immediately before the Reorganization, 15,553,793 ordinary shares and 12,927,101 vested restricted share units were re-designated to Series A-1, A-2, B-1, B-2 and B-3 preferred shares, which were then transferred to the existing holders of Series A-1, A-2, B-1, B-2 and B-3 preferred shares without consideration. (ii) 67,311,809 Series A-1, A-2, B-1, B-2 and B-3 preferred shares in total were issued to the existing holders of Series A-1, A-2, B-1, B-2 and B-3 preferred shares without consideration.

14. Convertible Redeemable Preferred Shares (Continued)

The Company considered that re-designation and free transfer of shares from ordinary shareholders to preferred shareholders mentioned in (i) above were, in substance, the same as a contribution from ordinary shareholders followed by a cancellation of those ordinary shares and simultaneously an issuance of the preferred shares for no consideration. Therefore the Company recorded the par value of those ordinary shares cancelled into additional paid-in capital, and recorded the fair value of the preferred shares as deemed distribution to preferred shareholders, against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted.

The issuance of the preferred shares as mentioned in (ii) above was recognized at the fair value at the date of issuance as mezzanine against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted.

e.After taking into account the transactions mentioned above, and pursuant to the Reorganization set forth in Note 1 (b), in August 2019, the Company issued 65,307,000, 101,261,000, 250,302,000, 14,593,000, 56,105,000, 20,982,000 and 164,876,000 shares of Series A-1, A-2, B-1, B-2, B-3, B-4 and C-1 preferred shares, respectively, to the same group of preferred shareholders of Beijing Duoke and Xieli as consideration in exchange for the respective similar equity interests that they held in Beijing Duoke. As set forth in Note 1 (c), the effect of the ordinary shares and the preferred shares issued by the Company pursuant to the Reorganization have been presented retrospectively as of the beginning of the earliest period presented on the consolidated financial statement or the original issue date, whichever is later.
f.In August 2019, the Company re-designated 12,545,000 ordinary shares held by the Founder to Series C-2 preferred shares, which were then transferred to one of the holders of Series C-1 preferred shares. The Company did not receive any proceeds from this transaction.

The Series C-2 preferred shares have no redemption right or liquidation preference, share the same voting right with other preferred shareholders, that is each Series C-2 preferred share shall be entitled to such number of votes as equals the whole number of ordinary shares into which such preferred share is convertible into, holders of such preferred shares shall vote together with the ordinary shareholders on all matters submitted to a vote by the members. Furthermore, Series C-2 preferred shares have the same dividend right as Series C-1 preferred shares to receive the dividend prior and in preference to any dividend on the Series B-4, B-3, B-2, B-1, A-2, A-1 preferred shares and the ordinary shares. In the event that any dividend is declared by the board, with respect to each holder of Series C-2 preferred shares, a non-cumulative dividend equal to (i) the dividend per share declared, multiplied by (ii) the number of the preferred shares held by the holders of such series preferred shares;

The Company recorded the fair value of Series C-2 on the issuance date in the mezzanine equity to the Consolidated Balance Sheets against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted.

14. Convertible Redeemable Preferred Shares (Continued)

g.In late September 2019, the Company issued 39,999,999 Series D preferred shares to certain preferred shareholders with an aggregate purchase price of US$24,000,000. The Series D preferred shares has the similar rights, preferences and privileges with Series C-1 preferred shares except that Series D preferred shares are senior to Series C-2, C-1, B-4, B-3, B-2, B-1, A-2, A-1 preferred shares in terms of dividend right, liquidation preference and redemption right.

Collectively, all the Series A-1, A-2, B-1, B-2, B-3, B-4, C-1, C-2 and D convertible redeemable preferred shares are referred to as the “Preferred Shares”.

h.Immediately upon the completion of the IPO, the Company converted all of Preferred Shares into Class A ordinary shares set forth in Note 12.

The major rights, preferences and privileges of the Preferred Shares are as follows:

Conversion rights

The Preferred Shares (exclusive of unpaid shares) would automatically be converted into ordinary shares 1) upon the qualified Initial Public Offering (“QIPO”); or 2) upon the written consent of the holders of a majority of the outstanding Preferred Shares of each class with respect to conversion of each class. The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1, subject to adjustments in the event of (i) share splits, share dividends, consolidations, recapitalization and similar events, or (ii) issuance of ordinary shares (excluding certain events such as issuance of ordinary shares pursuant to a public offering) at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance or other dilutive events.

Voting rights

According to the Memorandum and Articles of Association of the Company, at all general meetings of the Company, each Preferred Share shall be entitled to such number of votes as equals the whole number of ordinary shares into which such Preferred Share is convertible immediately after the close of business on the record date of the determination of the Company’s members entitled to vote or, if no such record date is established, at the date such vote is taken or any written consent of the Company’s members is first solicited. Holders of Preferred Shares shall vote together with the ordinary shareholders, and not as a separate class or series, on all matters submitted to a vote by the members.

Dividend rights

Subject to the Memorandum and Articles, with the prior written approval of the holders of the Preferred Shares representing at least two-thirds of the voting power of the outstanding Preferred shares, voting together as a single class on an as converted basis, the holders of Preferred Shares shall be entitled to receive, when and if declared by the board, non-cumulative dividends.

The order of distribution shall be made from senior shares to junior shares. That is from the holders of Series D preferred shares, holders of Series C-1 and C-2 preferred shares, holders of Series B-1 preferred shares, holders of Series B-2, B-3 and B-4 preferred shares, to holders of Series A-1 and A-2 preferred shares. No distribution to junior Preferred Shares until full payment of the amount distributable on the senior Preferred Shares. No dividend shall be paid on the ordinary shares at any time unless and until all dividends on the Preferred Shares have been paid in full.

14. Convertible Redeemable Preferred Shares (Continued)

In the event that any dividend is declared by the board, with respect to each Series A-1, A-2, B-1, B-2, B-3, B-4, C-1, and D preferred shareholders, excluding Series C-2 preferred shareholders, a non-cumulative dividend equal to the higher of (i) each series’ issue price × (1 + 8)% N, excluding the issue price, multiplied by the number of preferred shares held by the holders of such series preferred shares (where N is a fraction, the numerator of which is the number of calendar days between the issue date or the last date when a dividend was paid in full to the holders of such series of preferred shares (whichever is later) and the date on which the contemplated dividend is declared and the denominator of which is 365), and (ii) the dividend per share declared, multiplied by the number of preferred shares held by such series preferred shareholders.

No dividends on preferred and ordinary shares have been declared since the issue date through December 31, 2019, 2020 and 2021.

Liquidation preference

Subject to any applicable law, in the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, or upon the occurrence of any deemed liquidation event, all assets and funds of the Company legally available for distribution to all the shareholders shall be distributed as follows:

The holders of preferred shares (exclusive of unpaid shares) shall be entitled to receive an amount per share equal to 100% of the issue price, plus all declared but unpaid dividends on such preferred shares, except for the holders of Series  D and C-1 preferred shares who shall be entitled to receive an amount per share equal to the higher of (i) such portion of the assets and funds of the Company as each share (on an as-converted basis) is entitled to on a pro-rata basis ; and (ii) the Series D and C-1 issue price × (1 + 12)%N, plus all declared but unpaid dividends on such Series D and C-1 preferred share (where N is a fraction, the numerator of which is the number of calendar days between the Series D and C-1 issue date and the date on which such distribution is made and the denominator of which is 365). If the assets and funds of the Company shall be insufficient to make payment of the foregoing amounts in full on holders of Series D and C-1 preferred shares, then such assets and funds shall be distributed among the holders of this category preferred shares ratably in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

The order of distribution or payment shall be made from senior shares to junior shares. That is from the holders of Series D preferred shares, holders of Series C-1 Preferred Shares, holders of Series B-1 Preferred Shares, holders of Series B-2, B-3 and B-4 Preferred Shares, holders of Series A-2 Preferred Shares to holders of Series A-1 Preferred Shares. After distribution or payment in full of the amount distributable or payable on the Preferred Shares, the remaining assets and funds of the Company available for distribution to the shareholders shall be distributed ratably among all the shareholders according to the relative number of shares held by such shareholders on an as-converted basis.

The deemed liquidation events include any of the following events: (i) any consolidation, amalgamation, scheme of arrangement or merger of the Company or other reorganization in which the shareholders of the Company immediately prior to such consolidation, amalgamation, merger, scheme of arrangement or reorganization own less than fifty percent (50)% of the surviving entity’s voting power in the aggregate immediately after such consolidation, merger, amalgamation, scheme of arrangement or reorganization; (ii) a sale, transfer, lease or other disposition of all or substantially all of the assets of the Group; (iii) any exclusive and irrevocable licensing or sale of all or substantially all of the Group’s intellectual property to a third party (except for the licensing or sale of the Company’s intellectual property in the ordinary course of business); (iv) cessation of the current primary business lines of the Group; (v) requisition or expropriation of any or all material assets of the Group by any governmental authority, which causes a material adverse effect; (vi) occurrence of material losses of any Group company which makes it unable to continue the business; and (vii) occurrence of material losses of any Group company due to force majeur, which makes it unable to continue the business in the foreseeable future; For the avoidance of doubt, the reorganization of the Company for the purpose of an IPO shall not be considered a liquidation event.

14. Convertible Redeemable Preferred Shares (Continued)

Redemption right

Series A-2, B-1, B-2, B-3, B-4, C-1, and D Preferred Shares shall be redeemable (Series A-1 and C-2 does not have redemption right) at the holder’s discretion, at any time (i) the Company has not completed an IPO or a trade sale approved by the shareholders in writing on or prior to December 31, 2022, (ii) the VIE agreements are held to be invalid or unenforceable under applicable laws and the economic or legal substance of the VIE agreements cannot be preserved by modification of the VIE agreements, (iii) the Company, certain holders of the ordinary shares or Mr. Dagang Feng (“Co-Founder”), is in material breach of its obligations , covenants or undertakings under the shareholders agreement of the Company, which is not waived in writing by the Preferred Shares’ investors, (iv) the representations and warranties of the Company, certain holders of the ordinary shares or the Co-Founder contain any material false or fraudulent statement, which causes a material adverse effect, and (v) certain holders of the ordinary shares or the Co-Founder is in material violation of any applicable law or is subject to any criminal investigation, which causes a material adverse effect. Upon receipt of a redemption notice, the Company and the Co-Founder shall redeem the redeemable Preferred Shares and make payment to the shareholders within ninety days following the receipt of the redemption notice an amount on a per share basis calculated as follows:

The redemption price of Series D and C-1 preferred shares would be equal to the sum of (a) the Series D and C-1 issue price × (1 + 10)%N, plus (b) any declared but unpaid dividends on a Series D and C-1 preferred share (where N is a fraction, the numerator of which is the number of calendar days between the Series D and C-1 issue date and the date on which such Series D and C-1 preferred shares are redeemed and the denominator of which is 365);

The redemption price of Series B-1, B-2, B-3, and B-4 preferred shares would be equal to the sum of (a) 120% of the Series B-1, B-2, B-3, and B-4 issue price or the fair market value of such shares (whichever is higher), plus (b) any declared but unpaid dividends on a Series B-1, B-2, B-3, and B-4 preferred share;

The redemption price of Series A-2 preferred shares would be equal to the sum of 300% of the Series A-2 issue price plus any declared but unpaid dividends on a Series A-2 preferred share;

Subject to applicable laws, the Company and the Co-Founder shall, jointly and severally, effect the redemption and make payment of the redemption price to each preferred shareholder in the following sequence and priority: (i) first, pay the Series D redemption price to the holders of Series D preferred shares on a pari passu basis (ii) second, after the full payment of the Series D redemption price, pay the Series C-1 redemption price to the holders of Series C-1 preferred shares on a pari passu basis; (iii) third, after the full payment of the Series D and Series C-1 redemption price, pay the Series B-1 redemption price to the holders of Series B-1 preferred shares on a pari passu basis; (iv) fourth, after the full payment of the Series D, Series C-1 and B-1 redemption price, pay the Series B-2, B-3, B-4 redemption price to the holders of Series B-2, B-3, B-4 preferred shares on a pari passu basis; (v) after redemption in full of the Series D, C-1, B-1, B-2, B-3 and B-4 preferred shares, redeem each Series A2 preferred shares requested to be redeemed.

The Co-Founder’s obligations to the redemption right shall be limited to the financial value of the Company’s securities directly or indirectly held by the Co-Founder. The Co-Founder shall not be obligated to make any payment under the Redemption in an amount exceeding the financial value of the Company’s securities directly or indirectly held by the Co-Founder.

14. Convertible Redeemable Preferred Shares (Continued)

Accounting for Preferred Shares

The Company has classified the Preferred Shares in the mezzanine equity of the Consolidated Balance Sheets as they are contingently redeemable at the holders’ option any time upon occurrences of certain events except for Series A-1 which were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Company records accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. The accretions are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares was recognized at the respective fair value at the date of issuance net of issuance cost.

In respect of the Co-Founder’s obligation to the redemption right, as it were directly linked to and incurred for the Preferred Shares issuance, the Group views it as appropriate to treat the amount of value related to such obligation as an issuance cost as it is similar to a finder’s fee to find a new investor. Since the underlying shares issued are preferred shares, such issuance costs are recorded as a reduction of the balance of mezzanine, and also deemed as the contribution from the Co-Founder. With the rapid growth of the Group’s business, the Group believes the fair value of such Co-Founder’s obligation is immaterial since inception as the probability of triggering the Co-Founder’s obligation is very remote taking into account independent valuations.

The Company has determined that there was no beneficial conversion feature attributable to any of the Preferred Shares because the initial effective conversion price of these Preferred Shares was higher than the fair value of the Company’s ordinary shares determined by the Company with the assistance from an independent valuation firm.

When the preferred shareholders converted their Preferred Shares to ordinary shares upon completion of the IPO in November 2019, the Company calculated the accretion value of the preferred share through the IPO date and the difference between the carrying value of the preferred shares on the IPO date and the paid-in capital of ordinary share converted into were recognized in the additional paid-in capital.

14. Convertible Redeemable Preferred Shares (Continued)

The Group’s Preferred Shares activities for the years ended December 31, 2019, 2020 and 2021 are summarized as below:

				Re-designation	Re-designation		Re-designation of ordinary
			Accretions	of Series A-1	of ordinary		shares into Series A-1, A-2,
			of Preferred	into Series	shares into	Re-designation	B-1, B-2, B-3 preferred	Re-designation of	Conversion and	Balance as of
	Balance as	Issuance of	Shares to	B-3	Series B-3	of ordinary shares	shares, and issuance of	ordinary shares	re-designation	December 31,
	of January 1,	Preferred	redemption	preferred	preferred	into Series B-4	Series A-1, A-2, B-1, B-2, B-	into Series C-2	of Preferred	2019, 2020,
	2019	Shares	value	shares	shares	preferred shares	3 preferred shares	preferred shares	Shares	and 2021
Series A-1 Preferred Shares
Number of shares	62,273,127	—	—	(10,027,455)	—	—	13,061,328	—	(65,307,000)	—
Amount (RMB’000)	681	—	—	(110)	—	—	41,233	—	(41,804)	—
Series A-2 Preferred Shares
Number of shares	81,008,717	—	—	—	—	—	20,252,283	—	(101,261,000)	—
Amount (RMB’000)	13,500	—	—	—	—	—	63,994	—	(77,494)	—
Series B-1 Preferred Shares
Number of shares	200,241,529	—	—	—	—	—	50,060,471	—	(250,302,000)	—
Amount (RMB’000)	388,145	—	363,100	—	—	—	163,340	—	(914,585)	—
Series B-2 Preferred Shares
Number of shares	11,674,379	—	—	—	—	—	2,918,621	—	(14,593,000)	—
Amount (RMB’000)	45,000	—	(1,722)	—	—	—	10,044	—	(53,322)	—
Series B-3 Preferred Shares
Number of shares	19,361,727	—	—	10,027,455	17,215,818	—	9,500,000	—	(56,105,000)	—
Amount (RMB’000)	48,016	—	57,521	26,897	41,196	—	31,373	—	(205,003)	—
Series B-4 Preferred Shares
Number of shares	9,338,761	—	—	—	—	11,643,239	—	—	(20,982,000)	—
Amount (RMB’000)	36,000	—	4,845	—	—	35,822	—	—	(76,667)	—
Series C-1 Preferred Shares
Number of shares	164,876,000	—	—	—	—	—	—	—	(164,876,000)	—
Amount (RMB’000)	277,259	—	23,534	—	—	—	—	—	(300,793)	—
Series C-2 Preferred Shares
Number of shares	—	—	—	—	—	—	—	12,545,000	(12,545,000)	—
Amount (RMB’000)	—	—	—	—	—	—	—	36,977	(36,977)	—
Series D Preferred Shares
Number of shares	—	39,999,999	—	—	—	—	—	—	(39,999,999)	—
Amount (RMB’000)	—	169,750	1,852	—	—	—	—	—	(171,602)	—
Total number of Preferred Shares	548,774,240	39,999,999	—	—	17,215,818	11,643,239	95,792,703	12,545,000	(725,970,999)	—
Total amount of Preferred Shares (RMB’000)	808,601	169,750	449,130	26,787	41,196	35,822	309,984	36,977	(1,878,247)	—